SCHEDULE OF INVENTORIES (Details) - CAD ($)	Jun. 30, 2022	Dec. 31, 2021
Finished goods	$ 1,837,933	$ 3,017,363
Parts	1,657,526	373,459
Inventories	$ 3,495,459	$ 3,390,822